UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                 Investment Company Act file number (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31, 2006
                        ----------------

Date of reporting period:  NOVEMBER 30, 2005
                           -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                                  PORTFOLIO 21

  SCHEDULE OF INVESTMENTS at November 30, 2005 (Unaudited)

      SHARES                                                          VALUE
      ------                                                          -----
COMMON STOCKS: 89.6%

BANKS: 7.2%
      38,000   Dexia (Belgium) - Brussels Exchange                $   826,869
      10,000   Dexia (Belgium) - Paris Exchange                       218,375
      50,000   ForeningsSparbanken AB (Sweden)                      1,279,015
     105,000   HSBC Holdings PLC (United Kingdom)                   1,675,793
     250,000   UniCredito Italiano SpA (Italy)                      1,543,325
      76,000   Westpac Banking Corp. (Australia)                    1,249,259
                                                                  -----------
                                                                    6,792,636
                                                                  -----------
CAPITAL GOODS: 12.0%
       3,000   Acciona SA (Spain)                                     331,841
      60,000   Atlas Copco AB - Class A (Sweden)                    1,198,249
      11,625   Ballard Power Systems, Inc. (Canada)*<F1>#<F2>          51,964
       3,000   Energy Conversion Devices, Inc. (United States)*<F1>    88,050
      33,000   IMPCO Technologies, Inc. (United States)*<F1>          171,600
     120,000   Mitsubishi Electric Corp. (Japan)                      801,477
      10,600   Plug Power, Inc. (United States)*<F1>                   54,378
      55,825   Quantum Fuel Systems Technologies
                 Worldwide, Inc. (United States)*<F1>                 142,354
      15,000   Schneider Electric SA (France)                       1,288,456
      22,000   Siemens AG - Registered Shares (Germany)             1,664,367
      87,000   Skanska AB - Class B (Sweden)                        1,295,231
     124,300   SKF AB - Class B (Sweden)                            1,616,315
     100,000   Tomra Systems ASA (Norway)                             698,667
      26,000   Trex Co., Inc. (United States)*<F1>                    594,620
      41,900   Vestas Wind Systems A/S (Denmark)*<F1>                 622,683
       7,500   Volvo AB - Class B (Sweden)                            320,223
       8,150   Volvo AB - Sponsored ADR (Sweden)                      346,945
                                                                  -----------
                                                                   11,287,420
                                                                  -----------
COMMERCIAL SERVICES & SUPPLIES: 1.1%
      33,800   Herman Miller, Inc. (United States)                  1,033,942
                                                                  -----------
CONSUMER DURABLES & APPAREL: 5.6%
      71,000   Electrolux AB - Class B (Sweden)                     1,646,863
      30,000   Interface, Inc. - Class A (United States)*<F1>         249,900
      24,000   Koninklijke Philips Electronics
                 NV - New York Shares (Netherlands)                   670,560
      55,000   Sharp Corp. (Japan)                                    850,086
      23,200   Shimano, Inc. (Japan)                                  554,401
      35,000   Sony Corp. - Sponsored ADR (Japan)                   1,295,350
                                                                  -----------
                                                                    5,267,160
                                                                  -----------
DIVERSIFIED FINANCIALS: 3.3%
      10,300   Deutsche Bank AG (Germany)                           1,004,395
       2,600   Deutsche Bank AG - Global Registered
                 Shares (Germany)                                     253,292
      20,100   UBS AG - Global Registered Shares (Switzerland)      1,847,592
                                                                  -----------
                                                                    3,105,279
                                                                  -----------
FOOD & STAPLES RETAILING: 4.0%
     105,000   Boots Group PLC (United Kingdom)                     1,080,734
      39,000   United Natural Foods, Inc. (United States)*<F1>      1,095,120
       9,800   Whole Foods Market, Inc. (United States)             1,443,344
      10,187   Wild Oats Markets, Inc. (United States)*<F1>           123,059
                                                                  -----------
                                                                    3,742,257
                                                                  -----------
HEALTH CARE EQUIPMENT & SERVICES: 2.2%
      53,000   Baxter International, Inc. (United States)           2,061,170
                                                                  -----------
INSURANCE: 6.9%
     110,000   Aviva PLC (United Kingdom)                           1,300,992
     250,000   Friends Provident PLC (United Kingdom)                 821,486
       3,200   Muenchener Rueckversicherungs
                 AG - Registered Shares (Germany)                     417,450
     110,000   Sompo Japan Insurance, Inc. (Japan)                  1,446,237
     138,000   Storebrand ASA (Norway)                              1,261,860
      16,600   Swiss Reinsurance (Switzerland)                      1,222,059
                                                                  -----------
                                                                    6,470,084
                                                                  -----------
MATERIALS: 9.2%
       5,000   Air Liquide (France)                                   900,927
      17,500   Air Products & Chemicals, Inc. (United States)       1,035,475
      30,450   JM AB (Sweden)                                       1,325,751
      34,000   Novozymes A/S - Class B (Denmark)                    1,707,109
      11,000   Potlatch Corp. (United States)                         531,740
      21,000   Praxair, Inc. (United States)                        1,092,000
      84,000   Stora Enso OYJ - R Shares (Finland)                  1,074,860
      30,030   Svenska Cellulosa AB - B Shares (Sweden)             1,040,723
                                                                  -----------
                                                                    8,708,585
                                                                  -----------
MEDIA: 0.3%
      60,000   EMI Group PLC (United Kingdom)                         241,276
                                                                  -----------
PHARMACEUTICALS & BIOTECHNOLOGY: 4.4%
      90,200   Bristol-Myers Squibb Co. (United States)             1,947,418
      31,000   Novo-Nordisk A/S - Class B (Denmark)                 1,664,816
      10,125   Novo-Nordisk A/S - Sponsored ADR (Denmark)             543,307
                                                                  -----------
                                                                    4,155,541
                                                                  -----------
REAL ESTATE: 1.3%
      75,000   British Land Co. PLC (United Kingdom)                1,268,709

RETAILING: 4.2%
      23,000   Hennes & Mauritz AB - Class B (Sweden)                 718,274
     360,000   Kingfisher PLC (United Kingdom)                      1,395,543
      82,000   Staples, Inc. (United States)                        1,894,200
                                                                  -----------
                                                                    4,008,017
                                                                  -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 2.4%
      31,000   Advanced Micro Devices,
                 Inc. (United States)*<F1>                            811,580
      82,000   STMicroelectronics NV - New York
                 Shares (Switzerland)                               1,443,200
                                                                  -----------
                                                                    2,254,780
                                                                  -----------
SOFTWARE & SERVICES: 0.7%
      21,000   Adobe Systems, Inc. (United States)                    684,810
                                                                  -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 17.6%
      46,500   Agilent Technologies, Inc. (United States)*<F1>      1,658,190
      35,500   Canon, Inc. (Japan)                                  1,991,747
      69,500   Dell, Inc. (United States)*<F1>                      2,096,120
      62,300   Hewlett-Packard Co. (United States)                  1,848,441
      40,000   International Business Machines
                 Corp. (United States)                              3,556,000
      65,000   NEC Corp. (Japan)                                      390,868
     132,000   Nokia OYJ - Sponsored ADR (Finland)                  2,254,560
      23,500   Nortel Networks Corp. (Canada)*<F1>#<F2>                68,150
      15,000   Ricoh Co. Ltd. (Japan)                                 261,460
       7,000   Sunpower Corp. - Class A (United States)*<F1>          175,000
      11,110   Telefonaktiebolaget LM
                 Ericsson - Sponsored ADR (Sweden)                    361,964
     180,000   Toshiba Corp. (Japan)                                  942,912
      69,000   Xerox Corp. (United States)*<F1>                       979,800
                                                                  -----------
                                                                   16,585,212
                                                                  -----------
TELECOMMUNICATION SERVICES: 4.2%
     210,000   BT Group PLC (United Kingdom)                          771,933
     400,000   O2 PLC (United Kingdom)                              1,349,981
       2,000   Swisscom AG (Switzerland)                              624,879
       9,525   Swisscom AG - Sponsored ADR (Switzerland)              297,371
     315,000   Telstra Corp. Ltd. (Australia)                         891,427
                                                                  -----------
                                                                    3,935,591
                                                                  -----------
TRANSPORTATION: 1.4%
         205   East Japan Railway Co. (Japan)                       1,286,229
                                                                  -----------
UTILITIES: 1.6%
       5,500   Ormat Technologies, Inc. (United States)               137,775
      80,000   Severn Trent PLC (United Kingdom)                    1,385,507
                                                                  -----------
                                                                    1,523,282
                                                                  -----------
TOTAL COMMON STOCKS (COST $72,748,624)                             84,411,980
                                                                  -----------
PREFERRED STOCK: 1.8%
HOUSEHOLD & PERSONAL PRODUCTS: 1.8%
      18,000   Henkel KGaA (Germany)                                1,735,552
                                                                  -----------
TOTAL PREFERRED STOCK: (COST $1,332,548)                            1,735,552
                                                                  -----------

PRINCIPAL AMOUNT                                                     VALUE
----------------                                                     -----
CERTIFICATES OF DEPOSIT: 1.1%
      98,294   Permaculture CD,
                 1.00%, 1/17/06                                        98,294
     100,000   Self-Help Credit Union CD,
                 4.28%, 8/20/06                                       100,000
     100,104   Shorebank CD,
                 2.71%, 3/2/06                                        100,104
     100,000   Shorebank CD,
                 3.11%, 6/1/06                                        100,000
     285,000   Shorebank CD,
                 3.58%, 8/17/06                                       285,000
      95,000   Shorebank CD,
                 4.03%, 11/8/06                                        95,000
      95,000   Shorebank CD,
                 3.70%, 1/20/07                                        95,000
     100,000   Wainwright CD,
                 2.03%, 1/18/06                                       100,000
                                                                  -----------
TOTAL CERTIFICATES OF DEPOSIT (cost $973,398)                         973,398
                                                                  -----------

     SHARES                                                          VALUE
     ------                                                          -----
SHORT-TERM INVESTMENTS: 7.4%

MONEY MARKET: 7.4%
   6,986,722   SEI Daily Income Trust Government Fund
                 (cost $6,986,722)                                  6,986,722
                                                                  -----------
TOTAL INVESTMENTS IN SECURITIES: 99.9% (cost  $82,041,292)         94,107,652
Other Assets in excess of Liabilities: 0.1%                            94,953
                                                                  -----------
NET ASSETS:100.0%                                                 $94,202,605
                                                                  -----------
                                                                  -----------

ADR  American Depositary Receipt.
*<F1>     Non-income producing security.
#<F2>     U.S. Security of foreign company.

The cost basis of investments for federal income tax purposes at 11/30/2005 was as follows*<F3>

Cost of investments                                        $82,041,292
Gross unrealized appreciation                               15,784,439
                                                            (3,718,079)
Gross unrealized depreciation                              -----------
Net unrealized depreciation                                $12,066,360

*<F3> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              --------------------
                              Robert M. Slotky, President

     Date   January 25, 2006
            ----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F4> /s/ Robert M. Slotky
                                   --------------------
                                   Robert M. Slotky, President

     Date  January 25, 2006
           ----------------

     By (Signature and Title)*<F4> /s/ Eric W. Falkeis
                                   -------------------
                                   Eric W. Falkeis, Treasurer

     Date  January 27, 2006
           ----------------

*<F4> Print the name and title of each signing officer under his or her signature.